RICHARD FEINER
ATTORNEY AT LAW
381 Park Avenue South
Of Counsel	16th Floor
Silverman Shin	New York, New York 10016
Byrne & Gilchrest PLLC	(212) 779-8600
Fax: (917) 720-0863
E-Mail RFeiner@Silverfirm.com

June 2, 2017

Suzanne Hayes

Assistant Director

Division of Corporation Finance

Office of Healthcare & Insurance

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Elite Pharmaceuticals, Inc.
Registration Statement on Form S-3
Filed May 10, 2017
File No. 333-217866

Dear Ms. Hayes:

On behalf of Elite Pharmaceuticals, Inc. (the "Company"), I hereby file Amendment No. 1 (the “Amendment”) to the above referenced registration statement and respond to the comments contained in your May 23, 2017 comment letter.

Information Incorporated by Reference, page 11

Comment:           Please incorporate all Current Reports on Form 8-K that you have filed since the end of your March 31, 2016 fiscal year. See Item 12(a)(2) of Form S-3.

Response:            All Current Reports on Form 8-K filed since the end of the Company’s March 31, 2016 fiscal year are incorporated by reference in the Amendment.

Please note that the Company has filed an acceleration request simultaneously herewith.

Very truly yours,

s/ Richard Feiner
Richard Feiner